Offerings - Offering: 1	Feb. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	255,103
Proposed Maximum Offering Price per Unit	0.8440
Maximum Aggregate Offering Price	$ 215,307.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 29.73
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registrant is also registering an indeterminate number of additional shares of common stock issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based upon the average of the high and low prices for a share of the registrant’s common stock as reported on the Nasdaq Capital Market on February 9, 2026 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission).